Subsequent events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent events
Note 28: Subsequent events
On February 10, 2025, the Board of Directors declared an interim dividend of $0.44 per common share to be paid on March 10, 2025 to shareholders of record on February 24, 2025.